UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                 WASHINGTON, D.C. 20549

                      FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

     Pre-Effective Amendment No. __3___ [ X ]
     Post-Effective Amendment No. ____  [   ]

                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                               [X]

     Amendment No.  3                   [ X ]


                THE SPORTS FUNDS TRUST
  (Exact name of Registrant as specified in charter)

                 5-H Oak Branch Drive
                 Greensboro, NC 27407
       (Address of principal executive offices)

Registrant's Telephone Number, including Area Code:(910)851-0910

                 Mr. Jack R. Plymale
            Pegasus Advisory Group, Inc.
                 5-H Oak Branch Drive
                 Greensboro, NC 27407
       (Name and address of Agent for Service)

Copies to:
                  William J.  Baltrus
       First Data Investor Services Group, Inc.
                   3200 Horizon Drive
                     P.O. Box 61503
             King of Prussia, PA 19406-0903
Approximate Date of Proposed Public offering: As soon as practicable after the effective date of this Registration Statement.
__________________________________________________________________
Registrant hereby amends the Registration Statement under the Securities Act of 1933 on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that such Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until such Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a), may determine.

             Shares of Beneficial Interest
         (Title of Securities Being Registered)
As filed with the U.S. Securities and Exchange Commission on May 29,
1998.
                         TABLE OF CONTENTS

    Registration Statement of The Sports Funds Trust


                                                    Page


1. Cross Reference Sheet                               3

2. Motor Sports Growth & Income Fund
   Part A - Prospectus                                 5

3. Motor Sports Growth & Income Fund
   Part B - Statement of Additional Information       36

4. Motor Sports Growth & Income Fund
   Part C - Other Information                         60

5. Signature Page                                     64

6. Index to Exhibits                                  65

CROSS REFERENCE SHEET Pursuant to Rule 481(a)


N-1A Item
Information Required in Prospectus                Caption in Prospectus

Part A

1.   Cover Page                                   Cover Page

2.   Synopsis                                     Expense Summary

3.   Condensed Financial Information              Not Applicable

4.   General Description of Registrant            A Brief Summary of
                                                  the Fund; Description
                                                  of Fund; Investment
                                                  Objective; Investment
                                                  Policies; Investment
                                                  Practices and Risk
                                                  Factors; General
                                                  Information

5.   Management of the Fund                       A Brief Summary of
                                                  the Fund; General
                                                  Information;
                                                  Management of the
                                                  Fund;

5A. Management's Discussion of Fund Per-          Not Applicable
    formance

6.   Capital Stock and Other Securities           A Brief Summary of
                                                  the Fund; Dividends,
                                                  Distributions and
                                                  Taxes; General
                                                  Information

7.   Purchase of Securities Being Offered         A Brief Summary of
                                                  the Fund; How to
                                                  Purchase Shares;
                                                  Sales Load Table;
                                                  General Information

8.   Redemption or Repurchase                     A Brief Summary of
                                                  the Fund; How to
                                                  Redeem Shares;
                                                  General Information

9.   Legal Proceedings                            Not Applicable

                                                  Location in Statement
                                                  Of Additional
Part B                                            Information (Caption)

10.  Cover Page                                   Cover Page

11.  Table of Contents                            Table of Contents

12.  General Information and History              Not Applicable

13.  Investment Objective and Policies            Investment Policies
                                                  and Techniques;
                                                  Investment
                                                  Restrictions

14.  Management of the Registrant                 Trustees and Officers

15.  Control Persons and Principal                Not Applicable
   Holders of Securities

16.  Investment Advisory and Other Services       Investment Advisory
                                                  and Other Services;
                                                  Other Information

17.  Brokerage Allocation and other
   Practices                                      Portfolio Transactions

18.  Capital Stock and Other Securities           The Trust and the
                                                  Fund; Other
                                                  Information

19.  Purchase, Redemption, and Pricing            Net Asset Value;
   of Securities Being Offered

20.  Tax Status                                   Taxes

21.  Underwriters                                 Investment Advisory
                                                  and Other Services

22.  Calculation of Performance Data              General Information

23.  Financial Statements                         Financial Statements;
                                                  Report of Independent
                                                  Auditors

Part C   Other Information

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration
Statement.

                      PROSPECTUS
                     May 29, 1998

        THE MOTORSPORTS ASSOCIATED GROWTH & INCOME FUND
                  5-H Oak Branch Drive
                  Greensboro, NC 27407
               Telephone:  (910) 851-0910
                Toll-Free: (800)358-6215

The Motorsports Associated Growth & Income Fund (the "Fund") is an open-end investment company commonly known as a mutual fund.
The fundamental investment objective of the Fund is to achieve the long-term growth by investing primarily in common stocks of companies that provide the potential for income and capital appreciation.

The Fund invests primarily in common stocks of companies which are involved in or associated with motorsports ("motorsports") that provide the potential for income and capital appreciation. Motorsports companies ("Motorspsorts") include those which design, manufacture, produce or distribute auto racing products and services.Motorsports Associated companies ("Motorsports Associated") include those which host or sponsor racing events, manage or own racing facilities or provide promotional advertising and marketing for such events.

Motorspsorts Associated companies may not be involved in the Motorsports industry other than as advertisers and marketers.
Also, they may only spend a small portion of their overall budgets on such activities.

The Fund will invest principally in medium- to large-capitalization companies using a value-oriented investment approach. See "Investment Policies."

Pegasus Advisory Group Inc. serves as the investment Advisor
("Advisor") to the Fund. Chartwell Investment Partners serves as investment Sub-Advisor ("Sub-Advisor") to the Fund. See
"Management of the Fund."

This Prospectus contains information you should consider before you invest. Please read it carefully and keep it for future reference. A Statement of Additional Information for the Fund, dated May 29, 1998, which contains additional information about the Fund, is incorporated by reference into this Prospectus and has been filed with the Securities and Exchange Commission ("SEC"). A copy of the Statement of Additional Information may be obtained without charge by writing to the Fund's distributor, FPS Broker Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903, or by calling (800) 358-6215.

The SEC maintains a Website (http:\\www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding the Fund.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                         TABLE OF CONTENTS


               A Brief Summary of the Fund . . . . .
               Expense Summary . . . . . . . . . . .
               Description of Fund . . . . . . . . .
               Investment Objective. . . . . . . . .
               Investment Policies . . . . . . . . .
               Management of the Fund. . . . . . . .
               Investment Practices and Risk Factors . . . .
               How to Purchase Shares. . . . . . . .
               Sales Load Table. . . . . . . . . . .
               How to Redeem Shares. . . . . . . . .
               Retirement Plan . . . . . . . . . . .
               Net Asset Value . . . . . . . . . . .
               Distribution Plan . . . . . . . . . .
               Dividends, Distributions and Taxes. . . .
               Performance Information . . . . . . .
               General Information . . . . . . . . .
               Application Forms . . . . . . . . . .





Distributor:             Investment Advisor:

FPS Broker Services, Inc.                 Pegasus Advisory Group, Inc.
3200 Horizon Drive                        5-H Oak Branch Drive
P.O. Box 61503                            Greensboro NC 27407
King of Prussia, PA 19406-0903
(800)358-6215



No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the Statement of Additional Information, and if given or made, such information or representations may not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offer to sell securities to any person in any state jurisdiction in which such offering may not lawfully be made.

              A BRIEF SUMMARY OF THE FUND

What is the Fund's Investment Objective?
The Fund seeks to achieve long-term growth by investing primarily in common stocks of Motorsports or Motorsports Associated companies that provide the potential for income and capital appreciation. The Fund will invest principally in medium- to large- capitalization companies using a value-oriented investment approach. The Advisor feels that Motorsports and Motorsports Associated companies offer a wide range of potential investments for the Fund which fit the Funds objective of long-term growth and capital appreciation and allow an investor to support those companies which support or are involved in the motorsports industry. There can be no assurance that the Fund will be able to achieve its investment objective. See "Investment Objective" and "Investment Policies."

Who is the Investment Advisor?
The Fund's investment Advisor is Pegasus Advisory Group, Inc.(the "Advisor"), a recently organized investment manager. Chartwell Investment Partners (the "Sub-Advisor") acts as Sub-Advisor and manages the day-to-day investment program of the Fund. See "Management of the Fund", "Investment Policies" and "Investment Practices and Risk Factors."

Who may want to Invest in the Fund?
The Fund is designed for those looking for growth through an investment that focuses on a wide range of equity securities related to Motorsports. An investment in the Fund may be suitable for long-term investors who may wish to consider investing a portion of their overall equity portfolio in securities related to Motorsports.

What risks are associated with an investment in the Fund?
The price of shares of the Fund will fluctuate as the daily price of the equity securities in which the Fund invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Some of the companies which the Fund invests in may involve significantly greater risks and therefore the Fund may experience greater volatility than a mutual fund that does not concentrate its investments. These companies are defined as Motorsports companies. The Fund's performance will be closely tied to and affected by, the Motorsports industry, to the extent that the Fund invests in such companies. By itself, the Fund does not constitute a balanced investment program. See "Investment Practices and Risk Factors."

Does the Fund pay dividends?
Dividends from net investment income will normally be declared quarterly and capital gains, if any, are distributed at least annually. All dividends and distributions are automatically reinvested in shares of the Fund (without sales charge) unless payment in cash is requested. See "Dividends, Distributions and Taxes."

How do I make an investment in the Fund?
Shares of the Fund may be purchased through broker-dealers or directly through FPS Broker Services, Inc., the Fund's principal distributor. The minimum initial investment is $1,000 or $250 for IRA, Roth IRA, SEP IRA, Uniform Gift to Minor Accounts ("UGMA"), Uniform Transfer to Minor Accounts ("UTMA") and Automatic Investment Plan accounts. Subsequent investments can be made for as little as $50. See "How to Purchase Shares."

The Fund is offered at net asset value per share plus a maximum initial sales charge of 5.75% of the offering price (6.10% of the net amount invested), reduced on investments of $50,000 or more. The Fund is subject to annual 12b-1 Plan expenses of 0.25% of its average daily net assets. In addition, the Fund offers several time and money saving services to investors. Be sure to read about the Automatic Investment Plan, Retirement Plans and the Systematic Withdrawal Plan.

How do I sell my shares?
Shares of the Fund may be redeemed at the current net asset value per share next determined after receipt by the transfer agent of a redemption request in proper form. Signature guarantees may be required for certain redemption requests. See "How to Redeem Shares."

                          EXPENSE SUMMARY

The following information is provided in order to help you understand the various costs and expenses that you, as an investor in the Fund, will bear directly or indirectly.

            Shareholder Transaction Expenses

                                       Class A

Maximum sales charge imposed on purchases
(as a percentage of offering price). . . .  5.75% /1/

Maximum sales charge imposed on reinvested
dividends (as a percentage of offering price). . . . . .    None

Deferred sales charge (as a percentage of the
lesser of original purchase price or
redemption proceeds)                   . . . .  None/2/

Redemption Fees (as a percentage of amount
redeemed)(3). . . . . . . . . . . . .    None

Exchange Fee. . . . . . . . . . . . .    None
/1/ Reduced for purchases of $50,000 and over, decreasing to zero for purchases of $1 million and over. See "Sales Load Table."

/2/ Investments of $1 million or more are not subject to any sales charge at the time of purchase, but a CDSC of 1.00% may be imposed on certain redemptions made within one year of the date of purchase. See "Sales Load Table."

/3/ The Fund's transfer agent charges $9.00 per redemption for redemptions remitted by wire.

Annual Fund Operating Expenses:
(as a percentage of average daily net assets after expense
reimbursement)
         Class A
Management fees /1/ . . . . . . . . . . . . .  0.71%
12b-1 fees /2/. . . . . . . . . . . . . . . .  0.25%
Other Expenses. . . . . . . . . . . . . . . .  1.04%

Total Fund operating expenses
 (after fee waiver and reduction
 of expenses)/1/. . . . . . . . . . . . . . .   2.0%

/1/ The above table reflects the Advisor's voluntary undertaking to waive all or a portion of its fees and to reimburse certain expenses so that the total operating expenses of the Fund for the first year of operations will not exceed 2.0%, of the average daily net assets of the Fund. The Advisor reserves the right to terminate this waiver or any reimbursement at any time, in its sole discretion. Any reductions in the Advisor's fee are subject to reimbursement by the Fund within the following three years, to the extent such reimbursement would not cause total operating expenses to exceed 2.0%. Without such waivers and reimbursements, the Advisors' fee would be 0.95% and total operating expenses for the Fund are estimated to be 2.24%, of the respective average daily net assets of the Fund. In subsequent years, overall expenses for the Fund may not fall below the percentage limitations until the Advisor has been fully reimbursed for fees foregone or expenses it paid under the investment advisory agreement. "Other Expenses" are based on estimated amounts for the Fund's current fiscal year. The Advisor has not previously provided investment advisory services to registered investment companies.

/2/ The Fund is subject to annual 12b-1 Plan fees of 0.25% of the average daily net assets attributable to the Fund. See
"Distribution Plans."

Example
Based on the level of expenses listed above, an investor would pay the following expenses on a $1,000 investment assuming (i) an operating expense ratio of 2.00% for the Fund (ii) imposition of the maximum sales charge for the Fund, (iii) a 5% annual return and (iv) redemption at the end of each time period.


         1 Year          $79
         3 Years         $123


THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The purpose of the foregoing table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The 5% annual return in this example is required by the SEC regulations applicable to all mutual funds; it does not represent a projection of the Fund's actual performance.

Long-term shareholders may eventually pay more than the economic equivalent of the maximum front-end sales charge otherwise permitted by the National Association of Securities Dealers, Inc.
(the "NASD").

                DESCRIPTION OF THE FUND

The Fund is an open-end, diversified investment company, commonly known as a mutual fund. The Fund's investment objective is fundamental which means that it cannot be changed without a shareholder vote. Except as noted, the Fund's investment policies are not fundamental and can be changed without a shareholder vote. The Fund will not change these policies without notifying its shareholders. The Fund has also instituted fundamental investment limitations which are described in the Statement of Additional Information.

                  INVESTMENT OBJECTIVE

The Fund's investment objective is to achieve long-term growth by investing primarily in common stocks that provide the potential for income and capital appreciation.

                  INVESTMENT POLICIES

The Fund invests primarily in equity securities companies which are involved in or associated with Motorsports ("motorsports") and which offer the potential for income and capital appreciation. By the term Motorsports, the Fund refers to all forms of auto racing including, but not limited to: NASCAR, Formula One, IndyCar racing, Endurance Racing, Open-Wheel Racing, Sprint Cars, Stock Cars, Hydroplane Racing and Drag Racing. Motorsports companies include those which design, manufacture, produce or distribute auto racing products and services. Motorsports Associated companies include those which host or sponsor racing events,manage or own racing facilities or provide promotional advertising and marketing for such events.

The Advisor feels that Motorsports and Motorsports Associated companies offer a wide range of potential investments for the Fund which fit the Funds objective of long-term growth and capital appreciation and allow an investor to support those companies which support or are involved in the motorsports industry.

The Fund will invest principally in the equity securities of medium- to large- capitalization companies which the Sub-Advisor believes to be undervalued. The Sub-Advisor considers medium-capitalization companies to be those companies with market capitalizations at the time of purchase ranging from $800 million to $5 billion. In general, medium-capitalization companies often involve greater risks than investments in established companies. See "Investment Practices and Risk Factors."

Under normal market conditions, the Fund will invest at least 80% of its total assets in equity securities of those companies related to Motorsports. Equity securities include, but are not limited to, common stocks, preferred stocks, and securities that are convertible into common stocks, such as rights and warrants. The remainder of the Fund's assets may be invested in equity securities that are not related to Motorsports and in debt securities such as corporate bonds, notes and debentures or high quality money market instruments and U.S. Government securities.


The Sub-Advisor's approach to investing is centered around value investing with a focus on those companies that pay current dividends. With the oversight of the Advisor, the Sub-Advisor looks for securities which it believes are undervalued based on low price-to-earnings ratio, consistent cash flow, and the particular company's track record and also those which meet the definition of a Motorsports company. A company may be undervalued as a result of market decline, poor economic conditions, tax-loss selling or actual or anticipated unfavorable developments affecting the company. The Fund expects to invest primarily in securities currently paying dividends, although it may buy securities that are not paying dividends but offer prospects for growth of capital or future income.

The Fund may diversify its holdings among many different companies and industries which meet the Advisor's definition of a Motorsports company either as Motorsports companies or advertisers and marketers of Motorsports. While it is the Fund's policy to remain substantially invested in common stocks, preferred stocks or securities convertible into common stocks, it may invest all or part of its total assets in high-quality money market securities and repurchase agreements for temporary defensive purposes when the Sub-Advisor has determined that adverse market and economic conditions so warrant.

The Fund may also engage in portfolio management techniques such as purchasing stock futures and options contracts and lending its portfolio securities. See "Investment Practices and Risk
Factors."

                 MANAGEMENT OF THE FUND

Board of Trustees
Under Delaware law, the business and affairs of the Fund are managed under the direction of the Board of Trustees. The
Trustees elect the officers of the Fund to supervise the day-to-day operations of the Fund. The Statement of Additional
Information contains the name and background information regarding each Trustee.

Investment Advisor
Subject to the policies of, review by, and overall control of the Board of Trustees of the Fund, Pegasus Advisory Group, Inc.( the "Advisor"), 5-H Oak Branch Drive, Greensboro, North Carolina 27407, has been retained to act as the Fund's manager and Investment Advisor pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). The Advisor was incorporated in 1997 and is a registered Investment Advisor under the Investment Advisors Act of 1940 ("Advisors Act"), as amended. The Advisor is engaged in the business of managing the investments of the Fund.
The Advisor has no previous experience managing mutual funds.   By
reason of its ownership of 100% of the Advisor's stock, Pegasus Sports Marketing, Inc. may be said to be a "controlling person" of the Advisor.

The Advisor supervises the management of the Fund including, among other things, reporting to the Trustees regarding economic and statistical information as requested by the Trustees. The Advisor continuously reviews, supervises and administers the Fund's investment program subject to the supervision of, and policies established by, the Trustees. The Advisor currently delegates certain of these services to the Sub-Advisor.

Under the Advisory Agreement, the Fund pays the Advisor a monthly fee at the annual rate of 0.95% of the Fund's average daily net assets. The fee is higher than the management fees paid by many other funds. The fee is accrued daily and paid monthly.

From time to time, the Advisor may voluntarily waive all or a portion of its management fee and/or reimburse the Fund for certain expenses without further notification of the commencement or termination of such waiver or reimbursement. Any such waiver or absorption will have the effect of lowering the overall expense ratio of the Fund and increasing the Fund's overall return to investors at the time any such amounts are waiver and/or absorbed. The Advisor has voluntarily agreed to waive all or a portion of its fee, and/or to reimburse expenses of the Fund to the extent necessary in order to limit net operating expenses for the first year of operations to an annual rate of not more than 2.00% of the Fund's average daily net assets. Any amounts waived or reimbursed by the Advisor are subject to reimbursement by the Fund within the following three years, provided that the Fund is able to effect such reimbursement and remain in compliance with the stated expense limitation.

The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of Fund, and
(ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate if assigned, and is terminable at any time without penalty by the Advisor or by the Trustees of the Fund, or by a majority of the outstanding shares of the Fund on 60 days' written notice to the Advisor.

Sub-Advisor
The Advisor has entered into a Sub-Advisory Agreement with Chartwell Investment Partners L.P.("Chartwell" or the "Sub-Advisor") to assist in the selection and management of the Fund's investment securities. For its services, Chartwell is paid an annual fee by the Advisor equal to 0.70% of the Fund's average daily net assets.It is the responsibility of the Sub-Advisor, under the direction of the Advisor, to make the day-to-day investment decisions for the Fund, and to place the purchase and sale orders for the portfolio transactions of the Fund, consistent with the policies established by the Advisor and subject to the general direction of the Advisor. Chartwell has been engaged in the investment advisory business and providing investment advice to individuals, trusts and pension and profit sharing plans since its inception in April 1997. Prior to that many of the principals of Chartwell were engaged as portfolio managers or executives of Delaware Investment Advisors ("Delaware") In addition, the Sub-Advisor has been managing a portion of the assets of Vanguard's
Explorer Fund since August 1, 1997.

Kevin A. Melich, CFA will be responsible for the day to day investment decisions for the Fund. Mr. Melich was previously employed by Delaware from 1983 to 1997. During his entire time at Delaware, he managed over $1.6 Billion for institutional accounts in a similar equity value style. He has a Economics degree from St. John Fisher College, and he is a Chartered Financial Analyst.

The continuance of the Sub-Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of Fund, and
(ii) by the vote of a majority of the Trustees who are not parties to the Sub-Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement will terminate if assigned, and is terminable at any time without penalty by the Sub-Advisor or by the Trustees of the Fund, or by a majority of the outstanding shares of the Fund on 60 days' written notice to the Advisor and the Sub-Advisor.

Expenses of the Fund
In addition to the payments to the Advisor under the Advisory Agreement described above, the Fund pays certain other costs, including, but not limited to: (a) custody, transfer agent and administrator expenses, (b) fees of the Trustees who are not affiliated with the Advisor or Sub-Advisor, legal and auditing expenses, (d) clerical, accounting and other office costs, (e) costs of printing the Fund's prospectuses and shareholder reports,
(f) costs of maintaining the Fund's existence, (g) interest charges, taxes, brokerage fees and commissions, (h) costs of stationery and supplies, (i) expenses and fees related to registration and filing with the SEC and with state regulatory authorities, and (j) such promotional, shareholder servicing and other expenses as may be contemplated by the Distribution Services Agreement, described under "Distribution Plan".

Distributor
FPS Broker Services, Inc. (the "Distributor") is the Fund's statutory distributor and principal underwriter. First Data
Investor Services Group, Inc., ^ serves the Fund as transfer and shareholder services agent (the "Transfer Agent").

         INVESTMENT PRACTICES AND RISK FACTORS

General
There is no such thing as a guaranteed investment and no one can see into the future. The risks inherent in investing in the Fund are similar to those of investing directly in equity securities, that is, the value of the investment may fluctuate in response to a variety of situations and factors. Accordingly, the value of an investment in the Fund will fluctuate over time and may be valued higher or lower at the time of redemption. The Fund is designed for long-term investors who can accept the risks entailed in seeking capital appreciation through investment primarily in common stocks. An investment in the Fund should be only a part of an overall investment strategy. The Advisor and Sub-Advisor (the "Advisors") attempt to reduce the overall risks by investing in a diversified portfolio through the implementation of value investing.

Convertible Securities
Securities such as rights, bonds, notes and preferred stocks which are convertible into or exchangeable for common stocks are considered convertible securities. They have characteristics similar to both fixed income and equity securities. Because of the conversion feature, they provide an opportunity to participate in capital appreciation resulting from a market price advance in the underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the common stock's market value declines.

Futures Contracts and Related Options
The Fund may invest in futures contracts and options on futures contracts for hedging purposes or to maintain liquidity. However, the Fund may not purchase or sell a futures contract or purchase a related option unless immediately after any such transaction the sum of the aggregate amount of initial margin deposits on its existing futures positions and the amount of premiums paid for related options does not exceed 5% of its total assets.

At maturity, a futures contract obligates the Fund to take or make delivery of certain securities or the cash value of a securities index. When the Fund sells a futures contract, it agrees to sell a specified underlying instrument at a specified future date. The Fund may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline. The Fund may do so either to hedge the value of its portfolio of securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. When the Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. The Fund may purchase a futures contract in anticipation of purchases of securities. In addition, the Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings.

The Fund may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When the Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When the Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, the Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund intends to purchase. Similarly, if the market is expected to decline, the Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts.

To enter into a futures contract, the Fund must make a deposit of an initial margin with its custodian in a segregated account in the name of the futures broker. Subsequent payments to or from the broker, called variation margin, will be made on a daily basis as the price of the underlying security or index fluctuates, making the long and short positions in the futures contracts more or less valuable.

The primary risks associated with the use of futures contracts and options are: (i) imperfect correlation between the change in market value of the securities held by the Fund and the price of futures contracts and options; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (iii) losses, which are potentially unlimited, due to unanticipated market movements; and (iv) the Advisors's ability to predict correctly the direction of security prices, interest rates and other economic factors. Successful use of options and futures by the Fund is subject to the Advisors's ability to predict correctly the movements in the direction of the market. For example, if the Fund uses future contracts as a hedge against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged, because it will have approximately equal offsetting losses in its futures positions. The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor. Thus, a purchase or sale of a futures contract may result in losses or gains in excess of the amount invested in the contract. For further discussion, see "Investment Policies and Techniques" in the Statement of Additional Information.

Options
The Fund may purchase put and call options listed on a national securities exchange and issued by the Options Clearing Corporation to the extent that premiums paid on all outstanding call options do not exceed 20% of the Fund's total assets. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option.


A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed-upon price during the option period. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or may take advantage of a rise in a particular index. The Fund will only write call options on a covered basis (options on securities owned by the Fund). The Fund will receive premium income from writing call options, which may offset the cost of purchasing put options and may also contribute to the Fund's total return. The Fund may lose potential market appreciation if the Investment Advisor's judgment is incorrect with respect to interest rates, security prices or the movement of indices.

A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period, and the writer of the option has the obligation to purchase the security from the purchaser of the option. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline. The Fund will only write put options on a covered basis. The Fund will receive premium income from writing put options, although it may be required, when the put is exercised, to purchase securities at higher prices than the current market price.

An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive cash from the seller equal to the difference between the closing price of the index and the exercise price of the option.

Closing transactions essentially let the Fund offset put options or call options prior to exercise or expiration. If the Fund cannot effect a closing transaction, it may have to hold a security it would otherwise sell or deliver a security it might want to hold. For further discussion, see "Investment Policies and Techniques" in the Statement of Additional Information.

Debt Securities and High Yield, High Risk Securities
The Fund may invest in debt securities of corporations and governmental issuer. Some investments in debt securities by the Fund will be in those that are rated within the four highest grades( normally referred to as "Investment Grade")assigned by a nationally recognized statistical rating agency.

The Fund may also invest up to 15% of its net assets in high yield, high risk fixed-income securities. These securities are rated lower than BBB by Standard & Poor's Ratings Group ("S&P"), Baa by Moody's Investors Service, Inc. ("Moody's") and/or rated similarly by another rating agency, or, if unrated, are considered by the Advisors to be of equivalent quality. The Fund will not invest in securities which are rated lower than C by S&P, Ca by Moody's or similarly by another rating agency, or, if unrated, are considered by the Advisors to be of a quality that is lower than such ratings. See Appendix A of the Statement of Additional Information for more rating information. Fixed-income securities of this type are considered to be of poor standing and predominantly speculative. Such securities are subject to a substantial degree of credit risk.

Medium and low-grade bonds held by the Fund may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events.

The economy and interest rates may affect these high yield, high risk securities differently than other securities. Prices may be more sensitive to adverse economic changes or individual corporate developments. Also, highly leveraged issuers may experience financial stress which would affect their ability to service principal and interest payment obligations. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will also ordinarily have a more dramatic effect on the values of these investments than on the values of higher-rated securities. Changes in the value of those bonds will affect the Fund's net asset value per share.

Restricted and Illiquid Securities
The Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933. Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Fund. The Fund may invest no more than 15% of the value of its net assets in illiquid securities.

Generally speaking, an illiquid security is any asset or investment which a Fund cannot sell in the ordinary course of business within seven days at approximately the value at which the Fund has valued the asset or investment, including securities that cannot be sold publicly due to legal or contractual restrictions.

Over the past several years, strong institutional markets have developed for various types of restricted securities, including repurchase agreements, commercial paper, and some corporate bonds and notes. Securities freely salable among qualified institutional investors under special rules adopted by the Securities and Exchange Commission or otherwise determined to be liquid may be treated as liquid if they satisfy liquidity standards established by the Board of Trustees. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board of Trustees and the Advisors will monitor their liquidity.

Securities Lending
To increase return on portfolio securities, the Fund may lend its portfolio securities on a short-term basis to banks, broker-dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. The Fund will not lend portfolio securities in excess of 50% of the value of its total assets. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.

Borrowing
The Fund may also make use of bank borrowing as a temporary measure for extraordinary or emergency purposes, such as for liquidity necessitated by shareholder redemptions, and may use securities as collateral for such borrowing. Such temporary borrowing may not exceed 5% of the value of the applicable Fund's total assets at the time of borrowing.

Repurchase Agreements
The Fund may enter into repurchase agreements to earn income. The Fund may only enter into repurchase agreements with financial institutions that are deemed to be creditworthy by the Advisors, pursuant to guidelines established by the Funds' Board of Trustees. During the term of any repurchase agreement, the Advisors will continue to monitor the creditworthiness of the seller. Repurchase agreements are considered under the 1940 Act to be collateralized loans by the Funds to the seller secured by the securities transferred to the Funds. Repurchase agreements under the 1940 Act will be fully collateralized by securities in which the Funds may invest directly.

Such collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, the Funds may experience delay or difficulty in exercising its right to realize upon the security and, in addition, may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security. The Fund will not invest more than 15% of its net assets in repurchase agreements maturing in more than seven days. Such securities are deemed illiquid and are subject to the Fund's restriction to invest no more than 15% of its net assets in illiquid securities. The Funds must treat each repurchase agreement as a security for tax diversification purposes and not as cash, a cash equivalent or receivable.

Medium Capitalization Companies
The Fund may invest in medium capitalization companies. While medium-capitalization companies generally have potential for rapid growth, investments in medium companies often involve greater risks than investments in larger, more established companies because medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of medium companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of medium companies may be subject to greater and more abrupt price fluctuations. The Fund does not consider these types of companies to be illiquid.

Portfolio Turnover & Practices
The Fund normally will not invest for short-term trading purposes. However, the Fund may sell securities without regard to the length of time they have been held. The degree of portfolio activity will affect brokerage costs of the Fund and may affect taxes payable by the Fund's shareholders to the extent that net capital gains are realized. Given the Fund's investment objective, its annual portfolio turnover rate is not expected to exceed 100%.

The Fund uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Advisors or their advisory clients. These services may be used by the Advisors in servicing any of its accounts.

Motorsports Companies
Some of the companies which the Fund invests in may involve significantly greater risks and therefore the Fund may experience greater volatility than a mutual fund that does not concentrate its investments. These companies include those which design, manufacture, produce or distribute auto racing products and those who host, manage or own racing facilities. The Fund's performance will be closely tied to and affected by, the Motorsports industry, to the extent that the Fund invests in such companies. Companies in the industry are often faced with the same obstacles, issues, or regulatory burdens, and their securities may react similarly to and move in unison with these or other market conditions.

The Motorsports industry is currently in the development stage and companies in the industry may suffer periodic operating losses. While most of the major manufacturers are large, financially strong companies, some are smaller manufacturers that have a non-diversified product line or customer base.

                   HOW TO PURCHASE SHARES

General
You can purchase shares of the Fund through broker-dealers or directly through FPS Broker Services, Inc. (the "Distributor"), 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA, as principal underwriter. Shares of the Fund are sold at the net asset value next determined after receipt by the Fund's transfer agent, First Data Investor Services Group, Inc.(the "Transfer Agent"), plus an initial maximum sales charge of up to 5.75% of the offering price (6.10% of the net amount invested) reduced on investments of $100,000 or more.The minimum initial investment for the Fund is $1,000 or $250 for, IRA, Roth IRA, SEP IRA, Uniform Gift to Minor Accounts ("UGMA", Uniform Transfer to Minor Accounts ("UTMA") and Automatic Investment Plan accounts.

Shares may be purchased through brokers, investment advisors and other financial intermediaries which have selling group agreements with the Distributor, or directly through the Transfer Agent.

Shares of the Fund are offered only to residents of states in which the shares are registered or qualified. No share certificates will be issued in connection with the purchase of Fund shares.

Purchase orders for shares of the Fund that are received by the Transfer Agent in proper form by the close of the New York Stock exchange ("NYSE")(currently 4:00 p.m. Eastern time), on any day that the NYSE is open for trading, will be purchased at the Fund's next determined net asset value (plus any applicable sales charge). Orders for Fund shares received after the close of the NYSE will be purchased at the net asset value (plus any applicable sales charge) determined on the following business day.

The Fund and the Transfer Agent each reserves the right to reject any purchase order in whole or in part. The Fund reserves the right to suspend the offering of shares of the Fund. The Fund also reserves the right to vary the initial and subsequent investment minimums, or to waive the minimum investment requirements for any investor. The Fund will not accept for purchase order a check which has been endorsed by a third party.

Purchases by Mail
Shares may be purchased initially by completing the application accompanying this Prospectus and mailing it to the Transfer Agent, together with a check payable to the " Motorsports Associated Growth & Income Fund." The check or money order and application should be mailed to First Data Investor Services Group, Inc. , 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903. If this is an initial purchase, please send a minimum of $1,000 or $250 for Automatic Investment Plans, IRA, Roth IRA, SEP IRA, Uniform Gift to Minor Accounts ("UGMA") and Uniform Transfer to Minor Accounts ("UTMA").

Purchases by Wire
Before making an initial investment by wire, an investor must first telephone the Transfer Agent at (800)358-6215 or (610) 239-4600 in order to be assigned an account number. The investor's name, account number, taxpayer identification number orsocial security number and address must be specified in the wire.

Shareholders having an account with a commercial bank that is a member firm of the Federal Reserve System may purchase shares of the Fund by requesting their bank to transmit funds by wire to:
UMB Bank N.A., ABA #10-10-00695/Attention: First Data Investor Services Group, Inc. , A/C 98-7037-071-9/" Motorsports Associated Growth & Income Fund", along with the shareholder's name and account number as specified on the shareholder's account registration.In addition, an account application should be promptly forwarded to: First Data Investor Services Group, Inc. , 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903. Shareholders may be subject to 31% withholding if original application is not received.

Additional investments may be made at any time through the wire procedures described above, which must include a shareholder's name and account number. The shareholder's bank may impose a fee for investments by wire. The Fund will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems.

Purchases through Broker-Dealers
The Fund may accept telephone orders only from broker-dealers or service organizations that have been previously approved by the Fund. It is the responsibility of such broker-dealers or service organizations to promptly forward purchase orders and payments to the Fund. Brokers, financial institutions, service organizations, banks and bank trust departments through which an investor purchases shares of the Fund, may charge the shareholder a transaction fee or other fee for their services at the time of purchase. Minimums of broker/dealers or accounts opened through a fund network may apply.

For any order to be confirmed at the current day's offering price, it must be received by the Transfer Agent or the selling dealer by the close of the NYSE. For any dealer order to be confirmed at the current day's offering price, it not only must be received by the dealer prior to the close of the NYSE, but it must be communicated to the Transfer Agent by 5:00 p.m. Eastern time on that day. It is the responsibility of that dealer to communicate the details of the order to the Transfer Agent. Orders received by dealers after 4:00 p.m. Eastern time are confirmed at the offering price on the following business day.

Purchases by Telephone
The Fund only accepts telephone purchases from brokers, financial institutions or service organizations. Individuals are not able to make purchases by telephone.

Subsequent Investments
Once an account has been opened, subsequent purchases may be made by mail, bank wire, automatic investing or direct deposit. The minimum for subsequent investments is $50 for all accounts.

When making subsequent investments by mail, please return the bottom portion of a previous confirmation with your investment in the envelope that is provided with each confirmation statement. Your check should be made payable to " Motorsports Associated Growth & Income Fund" and mailed to First Data Investor Services Group, Inc. , c/o UMB Bank, N.A., P.O. Box 412797, Kansas City, MO 64141-2797. Orders to purchase shares are effective on the day the Transfer Agent receives your check or money order.

All investments must be made in U.S. dollars and checks must be drawn only on banks located in the United States. A charge (minimum of $20) will be imposed if any check used for the purchase of shares is returned. Investors who purchase Fund shares by check or money order may not receive redemption proceeds until there is reasonable belief that the check has cleared, which may take up to fifteen calendar days after the purchase date.

Automatic Investment Plan
Once an account has been opened for $250 or more, a shareholder can make additional purchases of shares of the Fund through an automatic investment plan. The automatic investment plan provides a convenient method by which investors may have monies deducted directly from their bank account for investment in the Fund. An investor may authorize the automatic withdrawal of funds from his or her bank account (minimum of $50) and completing the automatic investment plan form enclosed with this Prospectus. Subsequent monthly investments are subject to a minimum required amount of $50. The Fund may alter, modify or terminate this plan at any time. To begin participating in this plan, please complete the Automatic Investment Plan Section found on the application.

                    Sales Load Table

The applicable sales charge a shareholder of the Fund pays depends on the dollar amount invested, as shown in the table below.

                         Total Sales Charge        Amount Paid to
                         as a Percentage of        Dealer as a
                         Offering  Net Amount      Percentage of
                         Price     Invested        Offering Price
                         ------    ---------      -------------
Under $50,000            5.75%          6.10%             5.00%

$50,000 but less
than $100,000            4.75%          4.99%             4.00%

$100,000 but less
than $250,000            3.75%          3.90%             3.00%

$250,000 but less
than $500,000            2.75%          2.83%             2.25%

$500,000 but less
than $1,000,000          2.00%       2.04%             1.75%

$1,000,000 or more*       *         *              *

/*/ There is no initial sales charge on purchases of the Fund of $1,000,000 or more. However, a contingent deferred sales charge ("CDSC") of 1.00% is imposed on redemptions placed within 12 months of purchases. The distributor will pay authorized dealers, and other qualifying financial institutions except wrap fee client accounts, 1.00% of the first $2.5 million of such purchases, plus
0.50 % of the on amounts thereafter. A CDSC will be imposed on the proceeds of a redemption of such shares if redeemed within 12 months of purchase, based on the lower of the shares' cost or current net asset value. In addition, shares purchased by certain investors investing $1,000,000 or more that have made arrangements with the distributor and whose dealer waived commission, as described above, are not subject to any charge. In determining whether a CDSC is payable, the Fund will first redeem shares not subject to any charge. No CDSC charge is imposed on the redemption of shares acquired through reinvestment if income dividends or capital gains distributions. FPSB receives the entire amount of the CDSC to defray its expense in providing certain distribution-related services to the Fund, including payment of a sales commission to selling dealers or qualifying financial institutions, as described above.

FPSB will pay the dealer concession to those selected dealers who have entered into an agreement with the Distributor. The dealer's concession may be changed from time to time. The Distributor may from time to time offer incentive compensation to dealers which sell shares of the Fund subject to sales charges, allowing such dealers to retain an additional portion of the sales load. On some occasions, such cash or incentives will be conditioned upon the sale of a specified minimum dollar amount of the shares of the Fund during a specified period of time. A dealer who receives all or substantially all of the sales load may be considered an "underwriter" under the Securities Act of 1933, as amended. All such sales charges are paid to the securities dealer involved in the trade, if any. No sales charge will be assessed on the reinvestment of dividends or capital gain distributions.

Reduced Sales Charges
The sales charge for purchases of the Fund may be reduced through Rights of Accumulation or Letter of Intent. To qualify for a reduced sales charge, an investor must so notify his or her distributor at the time of each purchase of shares which qualifies for the reduction.

Rights of Accumulation
For investors who already have an account with the Fund, reduced sales charges based upon the sale charge schedule for the Fund are applicable to subsequent purchases. The sales charge on each additional purchase is determined by adding the current market value of the shares the investor currently owns to the amount being invested. The reduced sales charge is applicable only to current purchases. It is the investor's responsibility to notify the Transfer Agent at the time of subsequent purchases that the account is eligible for the Right of Accumulation. The investor must also give the account numbers of his accounts, and those accounts held in the name of his spouse or for minor children, the age of such children and the specific relationship of each such person to the investor.

Letter of Intent
An investor of the Fund may qualify for a reduced sales charge immediately by signing a non-binding Letter of Intent stating the investor's intention to invest during the next 13 months a specified amount which, if made at one time, would qualify for a reduced sales charge. The first investment cannot be made more than 90 days prior to the date of the Letter of Intent. Any redemptions made during the 13-month period will be subtracted from the amount of purchases in determining whether the Letter of Intent has been completed. During the term of the Letter of Intent, the Transfer Agent will hold shares representing 5% of the indicated amount in escrow for payment of a higher sales load if the full amount indicated in the Letter of Intent is not purchased. The escrowed shares will be released when the full amount indicated has been purchased. If the full amount indicated is not purchased within the 13-month period, a shareholder's escrowed shares will be redeemed in an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge the shareholder would have had to pay on his or her aggregate purchases if the total of such purchases had been made at a single time. It is the shareholder's responsibility to notify the Transfer Agent at the time the Letter of Intent is submitted that there are prior purchases that may apply.

The term "single purchaser" refers to (i) an individual, (ii) an individual and spouse purchasing shares of the Fund for their own account or for trust or custodial accounts of their minor children, or (iii) a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans of a single employer.

Sales at Net Asset Value
The Fund may sell Shares at net asset value (i.e., without any initial sales charge) to certain categories of investors, including:(1) investment advisory clients of the Advisors or their affiliates; (2) officers and present or former Trustees of the Fund; directors and present and full-time employees of selected dealers or agents; or the spouse, sibling, direct ancestor or direct descendant (collectively "relatives") of any such person; or any trust, individual retirement account or retirement plan account for the benefit of any such person or relative; or the estate of any such person or relative, if such shares are purchased for investment purposes (such shares may not be resold except to the Fund); (3) the Advisors, the Distributor, and their affiliates; and certain employee benefit plans for employees of the Advisors and the Distributor; (4) employer-sponsored qualified pension or profit-sharing plans (including Section 401(k) plans), custodial accounts maintained pursuant to Section 403(b)(7) retirement plans and individual retirement accounts (including individual retirement accounts to which simplified employee pension ("SEP") contributions are made), if such plans or accounts are established or administered under programs sponsored by administrators or other persons that have been approved by the Distributor; (5) investors purchasing shares of the Fund with the redemption proceeds from other mutual fund complexes on which the investor has paid a front-end sales charge or was subject to a deferred sales charge, whether or not paid, if such redemption occurred no more than 30 days prior to the purchase of Fund shares; and (6) Registered Investment Advisors who are purchasing on behalf of their clients.

                  How to Redeem Shares

Shareholders may redeem their shares of the Fund on any business day that the NYSE is open for business. Redemptions will be effective at the net asset value (subject to any applicable CDSC charges) next determined after receipt by the Transfer Agent of a redemption request meeting the requirements described below.

Redemption by Mail
Shareholders may redeem their shares by submitting a written request for redemption to First Data Investor Services Group,
Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA
19406-0903.

A written redemption request to the Transfer Agent must be in good order, which means that it must: (i) identify the shareholder's account name and account number; (ii) state the number of shares or dollar amount to be redeemed, and (iii) be signed by each registered owner exactly as the shares are registered. To prevent fraudulent redemptions, a signature guarantee for the signature of each person in whose name an account is registered is required for all written redemption requests exceeding $10,000 or where proceeds are to be mailed to an address other than the address of record. A guarantee may be obtained from any commercial bank, credit union, member firm of a national securities exchange, registered securities association, clearing agency or savings and loan association. A credit union must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution that participates in a signature guarantee program. Notary public endorsements will not be accepted in lieu of a signature guarantee. The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians and retirement plans.

A redemption request will not be deemed to be properly received until the Transfer Agent receives all required documents in proper form. Questions with respect to the proper form for redemption requests should be directed to the Transfer Agent at (800)358-6215.

Redemption by Telephone
Shareholders who have so indicated on the application, or have subsequently arranged in writing to do so, may redeem shares by calling the Transfer Agent at (800)358-6215 or (610) 239-4600 during normal business hours. In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request with a signature guarantee must be sent to the Transfer Agent.

The Fund reserves the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by wire or telephone may be modified or terminated at any time.

During periods of unusual economic or market changes, telephone redemptions may be difficult to implement. In such event, shareholders should follow the procedures for redemption by mail.

Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. In this regard, the Fund and the Transfer Agent require personal identification information before accepting a telephone redemption. To the extent that the Fund or the Transfer Agent fails to use reasonable procedures to verify the genuineness of telephone instructions, the Fund may be liable for losses due to fraudulent or unauthorized instructions. Written confirmation will be provided for all redemption transactions initiated by telephone. Proceeds from a telephone redemption shall only be sent to the shareholder's address of record or wired to the shareholder's bank account on file with the Transfer Agent.

General Redemption Information
When a request for redemption is made shortly after the purchase of shares, you will not receive the redemption proceeds until the check(s) received for the shares purchased has cleared. The Fund will mail the redemption proceeds as soon as the purchase check clears, which may take up to 15 calendar days or more. You may avoid such delays by purchasing shares with a federal funds wire.

Redemption proceeds may be wired directly to any bank previously designated by an investor on his or her new account application. There is a $9.00 charge for redemptions made by wire to domestic banks. Wires to foreign or overseas banks may be charged at higher rates. It should also be noted that banks may impose a fee for wire services. In addition, there may be fees for redemptions made through brokers, financial institutions and other service organizations.

The Fund will satisfy redemption requests for cash to the fullest extent possible, as long as such payments would not, in the opinion of the Board of Trustees, result in the need for the Fund to sell assets under disadvantageous conditions or to the detriment of the remaining shareholders of the Fund. Pursuant to the Fund's Trust instrument, however, payment for shares redeemed may also be made in-kind, or partly in cash and partly in-kind.

The Fund has elected, pursuant to Rule 18f-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund, during any 90 day period for any one shareholder. Any portfolio securities paid or distributed in-kind would be in readily marketable securities and valued in the manner described below. See "Net Asset Value." In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as brokerage commissions, on the sale or other disposition of the securities received from the Fund. In-kind payments need not constitute a cross-section of the Fund's portfolio.

The Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the NYSE is restricted or the NYSE is closed for other than customary weekends and holidays, (2) the SEC has by order permitted such suspension for the protection of the Fund's shareholders, or (3) an emergency exists making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

Systematic Cash Withdrawal Plan
The Fund offers a Systematic Cash Withdrawal Plan as another option which may be utilized by an investor who wishes to withdraw funds from his or her account on a regular basis. To participate in this option, an investor must either own or purchase shares having a value of $10,000 or more. Automatic payments by check will be mailed to the investor on either a monthly, quarterly, semi-annual or annual basis. All withdrawals are processed on the 25th of the month or, if such day is not a business day, on the next business day and paid promptly thereafter. If you would like to start a Systematic Withdrawal, please complete the section of your application or call the Transfer Agent at (800)358-6215 to obtain the form.

Minimum Balances
Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to involuntarily redeem shares in any account at its then current net asset value if at any time the total investment does not have a value of at least $250 as result of shareholder redemptions, but not market fluctuations. A shareholder will be notified that the value of his or her account is less than the required minimum and will be allowed at least 60 days to bring the value of the account up to the minimum before the redemption is processed.

                    Retirement Plans

The Fund offers certain Individual Retirement Accounts for use by certain individuals who qualify (including earned income from self-employment). More detailed information about how to participate in these IRA Plans, the fees charged by the custodian bank, and brochures containing other pertinent information may be obtained by contacting the Fund at (800)358-6215.

The Taxpayer Relief Act of 1997 ("Relief Act") impacts the traditional IRA and creates one additional type of IRA.

Traditional (deductible) IRAs: The Relief Act will gradually increase the adjusted gross income phaseouts for deductible IRAs over the next ten years. Married individuals may make deductible contributions even if spouses are active participants in an employer-sponsored plan. The 10% early withdrawal tax will not apply for up to $10,000 for first-time home purchases or education expenses.

Roth IRAs: The Relief Act has created the new Roth IRA. While contributions to a Roth IRA are not currently deductible, the amounts within the accounts accumulate tax-free and qualified distributions will not be included in a shareholder's taxable income. The contribution limit is $2,000 annually ($4,000 for joint returns) in aggregate with contributions to Traditional IRAs. Certain income phaseouts apply.

                    Net Asset Value

The offering price and net asset value per share of the Fund are calculated as of the close of regular trading on the NYSE, currently 4:00 p.m., Eastern Time. Currently, the NYSE is closed on the following holidays or days on which the following holidays are observed: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities, and dividing by the total number of outstanding shares. Expenses are accrued daily and applied when determining the net asset value. The Fund's equity securities are valued based on market quotations or, when no market quotations are available, at fair value as determined in good faith by, or under direction of, the Board of Trustees. Market quotations are generally the last reported sales price on the principal exchange on which the security trades, or if no sale price is reported, the mean of the latest bid and asked prices provided by the independent pricing service in accordance with procedures established by the Board of Trustees. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Securities are valued through valuations obtained from a commercial pricing service.

Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Trustees believes represents fair value. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact on fluctuating interest rates on the market value of the instrument. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the supervision of the Board of Trustees.

                   DISTRIBUTION PLAN

Rule 12b-1 adopted by the Commission under the 1940 Act permits an investment company to pay expenses associated with the distribution of its shares in accordance with a duly adopted plan. The Fund has adopted a plan of distribution ("Plan") pursuant to Rule 12b-1 and has entered into a Distribution Services Agreement (the "Agreement") with the Distributor. The Plan permits the Fund to pay the Distributor from the assets of the Fund, a monthly fee for services provided and expenses incurred in the distribution and promotion of shares of the Fund, including advertising expenses and printing costs (e.g., sales materials used to offer shares to the public). The Distributor may reallow all or a portion of the payments received under the Plan to third parties, including and providing personal services and/or maintaining shareholder accounts ("service fees").

These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time, and paying distribution and maintenance fees to brokers, dealers and others.

Under the Plan, the fees paid by the Fund from the assets of the the Fund to the Distributor and others may not exceed 0.25% of the Funds' average daily net assets in any year. Amounts payable to the Distributor with respect to the Fund under the Plan in a given year may not fully reimburse the Distributor for its actual distribution-related expenses during such year. In such event, there is no carryover of such reimbursement obligations to succeeding years.

The Plan is characterized as compensation plans because the distribution and service fees will be paid to the Distributor without regard to the distribution or shareholder services expenses incurred by the Distributor or the amount of payments made to financial institutions and intermediaries.

The Fund is not obligated under the Plans to pay any distribution services fee in excess of the amounts set forth above. All expenses of distribution and marketing in excess of the maximum amounts permitted by the Plan per annum will be borne by the Advisor and any amounts paid for the above services will be paid pursuant to a servicing or other agreement.

Distribution expenses accrued in one fiscal year may not be paid from distribution services fees received from the Fund in subsequent fiscal years. The Fund intends to operate the Plan in accordance with their terms and within the rules of the NASD concerning sales charges.

The fees paid to the Distributor under the Plan are subject to review and approval by the Fund's independent Trustees who have the authority to reduce the fees or terminate the Plan at any time. All payments to the Plan shall be made for the purpose of selling shares issued by the Fund or servicing shareholder accounts.

           DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS
The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders each year. Normally, income dividends will be declared in March, June, September and December. Capital gains, if any, will normally be distributed in December but may be made more frequently as deemed advisable by the Board of Trustees. All such dividends and distributions are taxable to the shareholder whether or not reinvested in shares.

Reinvestments of dividends and distributions in additional shares of the Fund will be made at the net asset value determined on the ex-date of the dividend or distribution unless you elect in writing to receive dividends or distributions in cash.

If you buy shares just before the Fund deducts a distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Any check tendered in payment of dividends or other distributions which cannot be delivered by the post office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the current net asset value, and the dividend option may be changed from cash to reinvest.

U.S. FEDERAL INCOME TAXES
The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code") so it will not pay federal taxes on either income or capital gains distributed to shareholders, although there can be no assurance that they will so qualify. Dividends representing net investment income and distributions of net short-term capital gains are taxable as ordinary income.

The excess of net capital gains over the net capital losses realized and distributed by the Fund to its shareholders as capital gains distributions is expected to be taxable to the shareholders as mid-term or long-term capital gains, irrespective of the length of time a shareholder may have held his or her stock. Capital gains distributions are not eligible for the dividends-received deduction referred to above.

Distributions received by a shareholder may include nontaxable returns of capital, which will reduce a shareholder's basis in shares of the Fund. If that basis is reduced to zero (which could happen if the shareholder does not reinvest distributions and returns of capital are significant), any further returns of capital will be taxable as capital gain.

Under the current federal tax law, the amount of an income dividend or capital gains distribution declared by the Fund during October, November and December of a year to shareholders of record as of a specified date in such a month that is paid during January of the following year is includable in the prior year's taxable income of shareholders that are calendar year taxpayers.

A dividend or capital gains distribution with respect to shares of the Fund held by a tax-deferred or qualified plan, such as an individual retirement account, 403(b)(7) retirement plan or corporate pension or profit-sharing plan, will not be taxable to the plan. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

The Fund will be required to withhold 31% of any payments made to a shareholder if the shareholder has not provided a certified taxpayer identification number to the Fund, or if they are otherwise subject to backup withholding.

Shareholders will be advised annually as to the federal tax status of income dividends, capital gain and return of capital distributions made by the Fund for the preceding year.
Distributions by the Fund may be subject to state and local taxes. Shareholders are urged to consult their tax advisor regarding their own tax situation.

Change in Rates:
The Relief Act has lowered the tax rate for long-term capital gains from 28% to 20%, but increases the holding period of the assets from more than one year to more than eighteen months. For persons in the 15% income tax bracket, the new rate is 10%.

Realized gains from capital assets held more than one year, but eighteen months or less, will be taxed at a 28% rate. Such gains will be termed "mid-term" capital gains.

Also, capital gains in property held for more than five years will be eligible for an 18% tax rate or 8% for persons in the 15% tax bracket, but this only applies to assets acquired after December 31, 2000; therefore, a shareholder will not benefit from this provision until the year 2006.

                PERFORMANCE INFORMATION

The Fund may advertise a variety of types of performance information including "average annual return," "total return" and "cumulative total return." Each of these figures is based upon historical results and does not represent the future performance of the Fund. Total return is the change in value of an investment in the Fund over a particular period, assuming that all distributions have been reinvested. Average annual return reflects the average percentage change per year in the value of an investment in the Fund. Cumulative total return reflects the total percentage change over the stated period.

Please refer to the Statement of Additional Information for more information on performance.

                 GENERAL INFORMATION

ORGANIZATION
The Sports Funds Trust (the "Trust") is a Delaware business trust organized pursuant to a Trust Instrument dated November 4, 1997. The Trust is organized to offer separate series of shares and currently offers a single series of shares called the Motorsports Associated Growth & Income Fund. Currently, there is one class of shares issued by the Fund. The Board of Trustees is empowered to establish, without shareholder approval, additional series or

DESCRIPTION OF SHARES
The Trust is authorized to issue an unlimited number of shares of beneficial interest with no par value. Shares of the Fund represent equal proportionate interests in the assets of the Fund only, and have identical voting, dividend, redemption, liquidation and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribed to any additional shares.

VOTING RIGHTS
A shareholder is entitled to one vote for each full share held and a fractional vote for each fractional share held. All shares of the Fund participate equally in regard to dividends, distributions, and liquidations with respect to the Fund.
Shareholders do not have preemptive, conversion or cumulative voting rights.

SHAREHOLDER MEETINGS
Under Delaware law, the Fund is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act. Shareholders of 10% or more of the Fund's outstanding shares may request that a special meeting be called to consider the removal of any trustee. The Fund will assist in the communication with other shareholders.

THE ADMINISTRATOR
The Fund has retained First Data Investor Services Group, Inc. ("Investor Services Group"), a wholly owned subsidiary of First Data Corporation, which has its principal business address at 4400 Computer Drive, Westboro, MA 01581, to provide administrative services to the Fund. Such services relate to administration, operations and compliance. For such services, the Fund has agreed to pay Investor Services Group a fee, subject to a minimum annual fee of $55,000 as compared to an asset based fee computed at the annual rate of 0.15% of the first $50 million of total average net assets, 0.10% of the next $50 million of total average net assets and 0.005% of total net assets in excess of $100 million.

TRANSFER AGENT AND FUND ACCOUNTANT
Investor Services Group also acts as transfer agent and maintains the records of each shareholder's account, answers shareholder inquiries, processes purchases and redemptions and acts as dividend disbursing agent. Investor Services Group also performs certain accounting and pricing services for the Fund, including the daily calculation of the Fund's net asset value per share.

CUSTODIAN
Pursuant to arrangements between the Trust, The Bank of New York and Investor Services Group, The Bank of New York serves as custodian of all securities and cash owned by the Trust. The Bank of New York performs no managerial or policy-making functions for the Funds. Pursuant to agreements between The Bank of New York and Investor Services Group, Investor Services Group performs certain administrative and record keeping services. The Bank of New York reallows a portion of its custody fee to Investor Services Group for providing such services.

SHAREHOLDER REPORTS AND INQUIRIES
The Fund issues unaudited financial information semiann ually and audited financial statements annually. Shareholder inquiries should be addressed to the Fund c/o First Data Investor Services Group, Inc. , 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903. Purchase and redemption transactions should be made through the Transfer Agent by calling (800)358-6215 or (610) 239-4600.

YEAR 2000 ISSUES
Many earlier computer programs include only two digit date codes.
This could cause many computers to read January 1, 2000 as January 1, 1900. The mutual fund, computer and consulting industry has been working for to fix this problem for the past five years. The Fund including all of its services providers intend to be fully Year 2000 compliant by December 1999.

                   [OUTSIDE BACK COVER]


                   INVESTMENT Advisor
              Pegasus Advisory Group, Inc.
                   5-H Oak Branch Dr
                  Greensboro NC 27407

                 INVESTMENT SUB-ADVISOR

             Chartwell Investment Partners
                  1235 Westlakes Drive
                       Suite 330
                    Berwyn, PA 19312

                       DISTRIBUTOR
               FPS Broker Services, Inc.
           3200 Horizon Drive, P.O. Box 61503
               King of Prussia, PA 19406
                     (800)358-6215

                  SHAREHOLDER SERVICES
       First Data Investor Services Group, Inc.
           3200 Horizon Drive, P.O. Box 61503
               King of Prussia, PA 19406
                     (800)358-6215
                     610) 239-4600

                       CUSTODIAN
                  The Bank of New York
                     48 Wall Street
                New York, New York 10286


                     LEGAL COUNSEL
                Dechert Price and Rhoads
                    1500 "K" Street
                  Washington DC 20005

                        AUDITORS
                    Price Waterhouse LLP
                     30 17th Street
                 Philadelphia PA 19103

    THE  MOTORSPORTS ASSOCIATED GROWTH & INCOME FUND


          STATEMENT OF ADDITIONAL INFORMATION



                      May 29, 1998

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Prospectus describing The Motorsports Associated Growth & Income Fund (the "Fund") dated May 28, 1998, and is incorporated by reference in its entirety into the Prospectus. The Prospectus may be amended or supplemented from time to time. No investment in shares should be made without first reading the Prospectus. A copy of the Prospectus may be obtained without charge by contacting the Fund's Distributor, FPS Broker Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903, or by calling (800) 358-6215.

No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. The Prospectus does not constitute an offering by the Trust or by the distributor in any jurisdiction in which such offering may not lawfully be made.

                         TABLE OF CONTENTS

                                                       Page





The Trust and the Fund . . . . . . . . . . . . . . . . . .

Investment Policies and Techniques
    Common Stock
    Preferred Stock
    Convertible Securities
    Options
    Futures
    Securities Lending
    Illiquid Securities
    Rule 144A Securities
    Borrowing
    Other Investments

Investment Restrictions
Investment Advisory and Other Services
    Investment Advisory Agreement
    Sub-Advisory Agreements
    Administrator, Transfer Agent and Fund Accountant
    Distributor

Trustees and Officers

Net Asset Value

Taxes
    Federal Income Tax

Portfolio Transactions

Performance Information
    In General
    Total Return Calculation
    Performance and Advertisements

Other Information

Financial Statements
                        THE TRUST AND THE FUND

This Statement of Additional Information relates to the Motorsports Associated Growth & Income Fund (the "Fund"), a separate series of The Sports Funds Trust (the "Trust"), a diversified, open-end management company established on November 4, 1997 under Delaware law as a Delaware business trust. The Trust Instrument permits the Trust to offer separate series of shares of beneficial interest. The Trust currently is comprised of one series, which offers its shares through one class of shares. To the extent that the Trust is a newly formed entity, it has no prior history. The Fund is advised by its Advisor (the "Advisor") Pegasus Advisory Group, Inc. and its Sub-Advsior (the "Sub-Advisor"), Chartwell Investment Partners, collectively (the "Advisors")

Much of the information contained in this Statement of Additional
Information expands upon subjects discussed in the Prospectus. No investment in shares of the Fund should be made without first reading the Prospectus.

             INVESTMENT POLICIES AND TECHNIQUES

The following supplements the information contained in the Prospectus for the Fund regarding the permitted investments and risk factors and the investment objective and policies of the Fund.

Common Stock
Common stock is defined as shares of a corporation that entitle the holder to a pro rata share of the profits of the corporation, if any, without a preference over any other shareholder or class of shareholders, including holders of the corporation's preferred stock and other senior equity. Common stock usually carries with it the right to vote, and frequently, an exclusive right to do so. Holders of common stock also have the right to participate in the remaining assets of the corporation after all other claims, including those of debt securities and preferred stock, are paid.

Preferred Stock
Generally, preferred stock receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the issuer of the stock is liquidated. Unlike common stock, preferred stock does not usually have voting rights; preferred stock, in some instances, is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the issuer's Board of Directors or Trustees. Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the issuer. There is, however, no assurance that dividends will be declared by the issuers of the preferred stocks in which the Fund invests.

Convertible Securities
Each Fund may invest in convertible securities of issuers located in the United States. Common stock occupies the most junior position in a company's capital structure. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder's claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders. To the extent that a convertible security's investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, may sell at some premium over its conversion value. At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Options
The Fund may invest in put and call options for various securities and securities indices that are traded on national securities exchanges, from time to time, as the Advisors deems to be appropriate. The Fund may also engage in writing call options. The Fund will write only covered call options (options on securities owned by the Fund). A put option gives the purchaser of the option the right to sell, and the writer the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. Options will be used only for hedging purposes and will not be engaged in for speculative purposes. Currently, the Fund will not enter into options transactions to the extent that the aggregate value of the portfolio securities subject to options or invested in options positions exceeds 5% of the Fund's net assets as of the time the Fund purchases or enters into such options.

Futures
The Fund may enter into contracts for the purchase or sale for future delivery of securities, including index contracts. Futures contracts are generally considered to be derivative securities. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

The Fund may enter into such futures contracts to protect against the adverse effects of fluctuations in security prices, or interest rates without actually buying or selling the securities. For example, if interest rates are expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market.

A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. Open futures contracts are valued on a daily basis and a Fund may be obligated to provide or receive cash reflecting any decline or increase in the contract's value. No physical delivery of the underlying stocks in the index is made in the future.

With respect to options on futures contracts, when the Fund is temporarily not fully invested, it may purchase a call option on a futures contract to hedge against a market advance. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance.

The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the value of the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency which is deliverable upon exercise of the futures contract.

If the futures price at the expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase.

Call and put options on stock index futures are similar to options on securities except that, rather than the right to purchase or sell stock at a specified price, options on a stock index future give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

If a put or call option which a Fund has written is exercised, the Fund may incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options positions, the Fund's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities and for Federal tax purposes, will be considered a "short sale". For example, a Fund will purchase a put option on a futures contract to hedge the Fund's portfolio against the risk of rising interest rates.

To the extent that market prices move in an unexpected direction, the Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if the Fund is hedged against the possibility of an increase in interest rates which would adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Fund would lose part or all of the benefit of the increased value which it has because it would have offsetting losses in its futures position. In addition, in such situations, if the Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. A Fund may be required to sell securities at a time when it may be disadvantageous to do so.

Further, with respect to options on futures contracts, the Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

Securities Lending
The Fund may lend portfolio securities to broker-dealers and financial institutions provided that (1) the loan is secured continuously by collateral marked-to-market daily, and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities and (4) the aggregate market value of securities loaned by the Fund will not at any time exceed 33% of the total assets of the Fund.

Collateral will consist of U.S. government securities, cash equivalents or irrevocable letters of credit. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to maintain the proper amount of collateral. Therefore, the Fund will only enter into portfolio loans after a review by the Advisors, under the supervision of the Board of Trustees, including a review of the creditworthiness of the borrower. Such reviews will be monitored on an ongoing basis.

Illiquid Securities
The Board of Trustees has delegated the function of making day-to-day determinations of liquidity to the Advisors pursuant to guidelines approved by the Board of Trustees. The Advisors will monitor the liquidity of securities held by the Fund, and report periodically on such determinations to the Board of Trustees. The Fund will not invest more than 15% of its net assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of Fund shares), including restricted securities. See "Rule 144A Securities" below.

Rule 144A Securities
The Fund may invest in securities that are exempt from the registration requirements of the Securities Act of 1933 pursuant to Securities Exchange Commission ("SEC") Rule 144A. Securities purchased pursuant to Rule 144A are traded among qualified institutional buyers and may be subject to the Fund's limitation on illiquid investment.

Investing in securities under Rule 144A could have the effect of increasing the levels of the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. The Fund will limit its investments in illiquid securities including securities of issuers which the Fund is restricted from selling to the public without registration under the Securities Act of 1933 to no more than 15% of the Fund's net assets (excluding restricted securities eligible for resale pursuant to Rule 144A that have been determined to be liquid by the Fund's Board of Trustees).

Borrowing
The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. The Fund will not purchase securities while its borrowings exceed 5% of its total assets.
The Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank with the required asset coverage of at least 300%.

Repurchase Agreements
The financial institutions with whom the Fund may enter into repurchase agreements are banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by the Advisors. The Advisors will continue to monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price. The Fund will only enter into a repurchase agreement where the market value of the underlying security, including interest accrued, will at all times be equal to or exceed the value of the repurchase agreement.

Other Investments
Subject to prior disclosure to shareholders, the Board of Trustees may, in the future, authorize the Fund to invest in securities other than those listed here and in the prospectus, provided that such investment would be consistent with the Fund's investment objective, and that it would not violate any fundamental investment policies or restrictions applicable to the Fund.

                  INVESTMENT RESTRICTIONS

The investment restrictions set forth below are fundamental restrictions and may not be changed without the approval of a majority of the outstanding voting shares (as defined in the 1940
Act) of the Fund. Unless otherwise indicated, all percentage limitations listed below apply only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in the Fund's total assets will not be considered a violation.

Except as set forth under "INVESTMENT OBJECTIVE" and "INVESTMENT
POLICIES" and "DESCRIPTION OF PERMITTED INVESTMENTS AND RISK
FACTORS" in the Prospectus, the Fund may not:

 (1) Invest less than 80% of its total net assets in companies which are involved in Motorsports or Motorsports Associated;

 (2) As to 75% of its total assets, purchase the securities of any one issuer (other than securities issued by the U.S. Government or its agencies or instrumentalities), if immediately after such purchase more than 5% of the value of the Fund's total assets would be invested in securities of a single issuer;

 (3) Purchase or sell real estate (but this restriction shall not prevent a Fund from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate), interests in oil, gas and/or mineral exploration or development programs or leases;

 (4) Purchase or sell commodities or commodity contracts, except that a Fund may enter into futures contracts and options thereon in accordance with such Fund's investment objectives and policies;

 (5) Make investments in securities for the purpose of exercising control;

 (6) Purchase the securities of any one issuer if, immediately after such purchase, a Fund would own more than 10% of the outstanding voting securities of such issuer;

 (7) Sell securities short or purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions. For this purpose, the deposit or payment by a Fund for initial or maintenance margin in connection with futures contracts is not considered to be the purchase or sale of a security on margin;

 (8)     Make loans, except that this restriction shall not prohibit
         (a) the purchase and holding of debt instruments in accordance with a Fund's investment objectives and policies,
         (b) the lending of portfolio securities, or (c) entry into repurchase agreements with banks or broker-dealers;

 (9) Borrow money or issue senior securities, except that each Fund may borrow from banks for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 5% of the value of the total assets of the Fund at the time of its borrowing. All borrowings will be done from a bank and asset coverage of at least 300% is required.
    A Fund will not purchase securities when borrowings exceed
    5% of that Fund's total assets;

 (10) Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S.
         Government, its agencies or instrumentalities or Motorsports or Motorsports Associated Companies as defined) if immediately after such purchase the value of a Fund's investments in such industry would exceed 25% of the value of the total assets of the Fund;

(11) Act as an underwriter of securities, except that, in connection with the disposition of a security, a Fund may be deemed to be an "underwriter" as that term is defined in the Securities Act;

(12) Invest in puts, calls, straddles or combinations thereof except to the extent disclosed in the Prospectus; and

(13) Invest more than 5% of its total assets in securities of companies less than three years old. Such three-year period shall include the operation of any predecessor company or companies.

           INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisory Agreement
The Fund and the Advisor have entered into an investment advisory agreement (the "Investment Advisory Agreement"). The Investment Advisory Agreement provides that the Advisor shall not be protected against any liability to the Fund or its shareholders if it has engaged in conduct constituting willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The continuance of the Investment Advisory Agreement, after the first two years, must be specifically approved at least annually
(i) by the vote of the Trustees or by a vote of the shareholders of Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement will terminate if assigned, and is terminable at any time without penalty by the Trustees of the Fund, or by a majority of the outstanding shares of the Fund on 60 days' written notice to the Advisor.

Sub-Advisory Agreement
The Fund has entered into a Sub-Advisory Agreement with Chartwell Investment Partners ("Chartwell" or the "Sub-Advisor") to assist in the selection and management of the Fund's investment securities. It is the responsibility of the Sub-Advisor, under the direction of the Advisor, to make the day-to-day investment decisions for the Fund, and to place the purchase and sale orders for the portfolio transactions of the Fund, consistent with the Fund's investment objective and policies and subject to the general direction of the Advisor.

For its services, Chartwell receives from the Fund an annual fee equal to 0.70% of the Fund's average daily net assets.

The Sub-Advisory Agreement is initially effective for two years. The Sub-Advisory Agreement may be renewed by the parties after its initial term only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund, and only if the terms of renewal thereof have been approved by the vote of a majority of the Trustees of the Fund who are not parties thereto or interested persons of any such party, cast in person at the meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement will automatically terminate in the event of its assignment, and is terminable at any time without penalty by the Advisor, Chartwell or by the Trustees of the Fund, or by a majority of the outstanding shares of the Fund on 60 days' written notice to the Advisor, Chartwell or the Fund.

Chartwell is a limited partnership organized under the laws of the commonwealth of Pennsylvania. Winthrop S. Jessup serves as Chartwell's principal executive officer. Chartwell has one general partne, Chartwell G.P., Inc. The address for Chartwell and for Chartwell G.P. is 1235 Westlakes Drive, Suite 330, Berwyn
PA 19312.

The Administrator, Transfer Agent and Fund Accountant
First Data Investor Services Group, Inc. ("Investor Services Group"), a wholly owned subsidiary of First Data Corporation,which has its principal business address at 4400 Computer Drive, Westboro, MA 01581 (the "Administrator", "Transfer Agent" and "Fund Accountant") provides certain administrative and other services to the Fund pursuant to an Investment Company Services Agreement.

Under the Investment Company Services Agreement, the
Administrator: (1) coordinates with the Custodian and Transfer Agent and monitors the services they provide to the Fund; (2) coordinates with and monitors any other third parties furnishing services to the Fund (e.g. the Fund's independent auditors, printers, etc.); (3) provides the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions; (4) supervises the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (5) prepares and, after approval by the Fund, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (6) prepares and, after approval by the Fund, arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (7) reviews and submits to the officers of the Fund for their approval invoices or other requests for payment of the Fund's expenses and instructs the Custodian to issue checks in payment thereof and (8) takes such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement.

Pursuant to this Investment Company Services Agreement, Investor Services Group receives an administrative services fee computed at the annual rate of 0.15% of the first $50 million of total average net assets, 0.10% of the next $50 million of total average net assets and 0.05% of total net assets in excess of $100 million. Pursuant to the Investment Company Services Agreement, aggregate administrative services fees shall not be less than $55,000.

Investor Services Group also receives fees under the Investment
Company Services Agreement for providing transfer agency services and fund accounting services.

Distributor
FPS Broker Services, Inc. ( "FPSB"), a broker-dealer affiliated with Investor Services Group, acts as the Fund's principal underwriter in a continuous offering of the Fund's shares pursuant to an underwriting agreement approved by the Board of Trustees.

In this regard, the FPSB has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states which the Fund shall from time to time identify to the FPSB as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Fund.

The FPSB is a broker-dealer registered with the U.S. Securities and Exchange Commission and a member in good standing of the National Association of Securities Dealers, Inc.

Shares of the Fund are subject to a distribution plan (the "Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act.
As provided in the Distribution Plan, the Fund will pay an annual fee of 0.25% of the Fund's average daily net assets to FPSB as compensation for its services. From this amount, FPSB may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment counselors and broker-dealers as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Distribution Plan is characterized as a compensation plan because the distribution fee will be paid to the FPSB without regard to the distribution or shareholder service expenses incurred by FPSB or the amount of payments made to financial institutions and intermediaries. The Fund intends to operate the Distribution Plan in accordance with its terms and within the rules of the National Association of Securities Dealers, Inc. concerning sales charges. Pursuant to such rules, the FPSB is required to limit aggregate initial sales charges and asset-based sales charges to 6.25% of total gross sales.

The Distribution Plan will continue in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Trustees, including a majority vote of the Trustees who are not parties to the Distribution Plan or "interested persons" of any party thereto ("Disinterested Trustees"), cast in person at a meeting called for the purpose of voting on such continuance. The Distribution Plan may be terminated at any time, without penalty, by vote of a majority of the Disinterested Trustees or by vote of the holders of a majority of the outstanding shares of the Fund on not more than 60 days', nor less than 30 days' written notice to any other party to the Distribution Plan. The Distribution Plan may not be amended to increase materially the amounts to be spent for the services described herein without approval by the shareholders, and all material amendments are required to be approved by the Board of Trustees. The Distribution Plan will automatically terminate in the event of its assignment. Pursuant to the Distribution Plan, the Board of Trustees will review at least quarterly a written report of the distribution expenses incurred on behalf of the Fund. The report will include an itemization of the distribution expenses and the purpose of such expenditures.

                  TRUSTEES AND OFFICERS

The Trustees and executive officers of the Fund and their principal occupations for the last five years are set forth below. Each Trustee who is an "interested person" of the Fund, as that term is defined in the 1940 Act, is indicated by an asterisk.

                     Position            Principal
Name           Age   with Fund           Occupation

Jack Ray Plymale  53      President & Trustee
5 H-Oak Branch Drive
Greensboro NC 27507                        President of
                                           Pegasus Sports
                                           Marketing, Inc.
                                           (marketing
                                           consulting) from
                                           12/96 to present.
                                           Vice President of
                                           Newman Machine
                                           Company(Manufacturing)
                                           from 5/75 to 11/95

Kenneth Alan Melton  48   Trustee & Vice-President
5-H Oak Branch Drive
Greensboro NC 27507                        Executive Vice-
                                           President of
                                           Pegasus Sports
                                           Marketing, Inc.
                                           (Marketing
                                           consulting) from
                                           5/97 to present.
                                           President of
                                           Falcon Financial
                                           Management Group,
                                           Inc.  from 6/95
                                           to 10/96.
                                           Manager, Human
                                           Resources,
                                           Shionogi
                                           Qualicaps
                                           (Manufactoring)
                                           from 7/93 to
                                           2/95.

Dixon R Johnston  56      Trustee
P.O. Box 100
Valdese NC 28690                           Vice president of
                                           Albs-Waldensian
                                           (Apparel) from
                                           2/96 to Present.
                                           Executive Vice-
                                           President of Geta
                                           Davies (apparel)
                                           from 2/95 to
                                           2/96.  Director,
                                           Sun Box
                                           International
                                           (collectibles)
                                           from 10/94 to
                                           2/95.  Executive
                                           Vice-President,
                                           Trune
                                           Advertising(advertising)
                                           from 10/90 to 10/94.

Charles K. Criss  66      Trustee
312 Niblick Circle
Winter Haven Fl 33881                      Owner of Criss
                                           Associates
                                           (consulting) from
                                           1/97 to present.
                                           Treasurer of Sun
                                           Pacific Foods,
                                           Inc (Citrus
                                           Processing) from
                                           11/82 to 1/97

                    COMPENSATION TABLE
                   Trustees and Officers

               Estimated Aggregate      Estimated total
Name of        Compensation from        Compensation from
Trustee/        Trust for Fiscal         Trust and Fund
Officer /1/   Year End 2/28/99        Complex Paid to Trustees/1/

Jack Ray Plymale*         0                0

Kenneth Alan Melton*      0                0

Dixon R Johnston     $3,500              $3,500

Charles K. Criss     $3,500              $3,500


* These Trustee is considered an "Interested Person" of the Trust as defined under the 1940 Act.

(1) This amount represents the estimated aggregate amount of compensation paid to the Trustees for service on the Board of Trustees for the fiscal year ending February 28, 1999.

No officer or Trustee of the Trust who is also an officer or employee of the Advisor or Sub-Advisor receives any compensation from the Trust for services to the Trust. The Trust pays each Trustee who is not affiliated with the Advisor or Sub-Advisor an annual retainer of $2,500 plus a fee of $250 for attendance at Board Meetings and reimburses each Trustee and officer for out-of-pocket expenses in connection with travel and attendance at such meetings. Members of the audit committee, Mr Johnston and Criss, receive no money for audit committee meetings.

                      NET ASSET VALUE

A more complete discussion of the Fund's determination of net asset value is contained in the Prospectus. The net asset value per share is computed by dividing the value of the assets of the Fund, less its liabilities, by the number of shares outstanding.

The net asset value of all outstanding shares will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share.

Portfolio securities are valued and net asset value per share is determined as of the close of regular trading on the New York
Stock Exchange ("NYSE") which currently is 4:00 p.m. (Eastern
Time), on each day the NYSE is open for trading.

                           TAXES

The following is only a summary of certain federal tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisor with specific reference to their own tax situations, including their state and local tax liabilities. Non-U.S. investors should consult their tax advisor concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax.

Federal Income Tax
The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The Fund intends to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which it may be subject. In order to qualify for treatment as a RIC under the Code, the Fund generally must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer and
(iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. Notwithstanding the Distribution Requirement described above, which requires only that the Fund distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, the Fund will be subject to a nondeductible 4% federal excise tax to the extent that it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts. The Fund intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for federal excise tax.

In certain cases, the Fund will be required to withhold, and remit to the United States Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service or (3) has not certified to the Fund that such shareholder is not subject to backup withholding.

If the Fund fails to qualify as a RIC for any taxable year, it will be subject to tax on its taxable income at regular corporate rates. In such an event, all distributions from the Fund generally would be eligible for the corporate dividend received deduction for corporate shareholders.

                   PORTFOLIO TRANSACTIONS

The Fund does not have an obligation to deal with any broker/dealer or group of broker/dealers in the execution of transactions in portfolio securities.

Subject to policies established by the Trustees, the Sub-Advisor is responsible for placing the orders to execute transactions for the Fund. In placing orders, it is the policy of the Fund to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Sub-Advisor generally seeks reasonably competitive spreads, the Fund will not necessarily be paying the lowest spread available.

               PERFORMANCE INFORMATION

From time to time, the Fund's total return may be quoted in advertisements, shareholder reports or other communications to shareholders.

Total Return Calculation
The Fund computes average annual total return by determining the average annual compounded rate of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial investment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

               T  = [( ERV ) 1/n - 1 ]
               ----
               P

Where:            T  = average annual total return

               ERV   = ending redeemable value at the end of
                          the period covered by the computation of a hypothetical $1,000 investment made at the beginning of the period.

                   P = hypothetical initial investment of
                     $1,000.

                   n = period covered by the computation,
                          expressed in terms of years.


The Fund may also compute the aggregate total return by determining the aggregate compounded rate of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                    A =  [ERV  - P ]
                          ---
                                P

      Where:        A     = aggregate total return

               ERV   = ending redeemable value at the end of
                     the period covered by the computation of hypothetical $1,000 investment made at the beginning of the period.

                     P    = hypothetical initial investment of
                          $1,000.



The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

Since performance will fluctuate, performance data for the Fund should not be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

Performance and Advertisements
From time to time, in marketing and other fund literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper Analytical Services, Inc. ("Lipper"), a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. The Fund's performance may also be compared to the average performance of its Lipper category.

The Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc. ("Morningstar") which ranks funds on the basis of historical risk and total return. Morningstar's rankings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for three-, five- and ten-year periods. Ranks are not absolute or necessarily predictive of future performance. The Fund may also compare its performance to a wide variety of indices.

In assessing such comparisons of yield, return or volatility, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to those of the Fund, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its figures.

                     OTHER INFORMATION

Limitation of Trustees' Liability
The Trust Instrument provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees Advisors or Sub-Advisors, shall not be liable for any neglect or wrongdoing of any such person. The Trust Instrument also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Trust Instrument that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Trust Instrument shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

Custodian
The Bank of New York, 48 Wall Street, New York, New York 10286 is custodian of the Fund's assets pursuant to a custody agreement. Under the custody agreement, The Bank of New York (i) maintains a separate account or accounts in the name of the Fund, (ii) holds and transfers portfolio securities on account of the Fund, (iii) accepts receipts and makes disbursements of money on behalf of the Fund, (iv) collects and receives all income and other payments and distributions on account of the Fund's securities, and (v) makes periodic reports to the Board of Trustees concerning the Fund's operations.

Independent Auditors
Price Waterhouse LLP ("Price Waterhouse") has been selected as the independent auditors for the Fund. Price Waterhouse provides audit and tax services. The books of the Fund will be audited at least once a year by Price Waterhouse.

Reports to Shareholders
Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent accountants.

Shareholder Inquiries
Inquiries regarding the Fund may be directed to the Fund by
calling (800)358-6215.

                      The Sports Funds Trust
           Motorsports Associated Growth & Income Fund
                Statement of Assets and Liabilities

                        May 29, 1998


                          Assets

Cash                                               $100,000
Deferred Organization Costs                          65,000
Prepaid Assets                                       21,810
                                                   ---------
Total Assets                                       $186,810
                                                   ---------

                       Liabilities

Due to Pegasus Advisory Group, Inc.
 for Organizational Costs                           $ 65,000
Due to Pegasus Advisory Group, Inc.
 for State Registration Costs                         21,810
                                                    ---------
Total Liabilities                                     86,810
                                                    ---------
Net Assets                                          $100,000
                                                   ----------
                                                   ----------
Net Assets consist of:
An unlimited number of shares of beneficial
interest authorized-no par value; 6,666.667
shares issued and outstanding                       $100,000
                                                    ---------
                                                    ---------
Net asset value, offering and redemption
price per share                                        $15.00
                                                       ------
                                                       ------
Maximum offering price per share:
Net asset value per share/94.25%                       $15.92
                                                       ------
                                                       ------

The accompanying notes are an integral part of this financial statement.

THE SPORTS FUNDS TRUST
MOTORSPORTS ASSOCIATED GROWTH & INCOME FUND
Notes to Financial Statements
May 29, 1998

1.   Organization

The Motorsports Associated Growth & Income Fund (the "Fund") is the only series of The Sports Funds Trust (the "Trust") a Delaware Business Trust organized on November 4, 1997. The
Fund is an open-end diversified fund that seeks capital appreciation and current income. The Fund seeks to achieve its investment objective by investing in the equity securities of companies involved in or related to Motorsports. The Fund has adopted a fsical year end of February 1999. The Fund's investment advisor is Pegasus Advisory Group, Inc. ("Pegasus") and the Sub-Advisor is Chartwell Investment Partners ("Chartwell").

The Fund is organized and intends to qualify as a "regulated investment company" under the Internal Revenue Code (the "Code"), which will relieve the Fund of any liability for federal income tax to the extent that substantially all of its earnings and net realized capital gains are distributed to shareholders, pursuant to the requirements of the Code.

The preparation of the accompanying financial statement in conformity with the generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statement. Actual results could differ from the estimates.

2.   Investment Advisory, Management, Distribution and
Shareholder Servicing Agreements

The Fund has entered into the following service agreements:

Under the Investment Advisory Agreement with the Fund, Pegasus will act as the investment advisor to the Fund. For providing investment advisory services, the Fund will pay the Advisor a monthly fee which is calculated daily at an annual rate of 0.95% of the Fund's average daily net assets.

Under the Sub-Advisory Agreement with Pegasus, Chartwell will act as the sub-advisor to the Fund. For providing sub-investment advisory services, the Advisor pays Chartwell a monthly fee which is calculated daily at an annual rate of 0.70% of the Fund's average daily net assets

Under the Investment Company Services Agreement, First Data Investor Services Group, Inc. ("Investor Services Group"), a wholly owned subsidiary of First Data Corporation, will provide administrative services to the Fund. The Fund will pay Investor Services Group an asset based fee (subject to a minimum annual fee of $55,000) computed at the annual rate of 0.15% on the first $50 million of total average net assets, 0.10% on the next $50 million of total average net assets and 0.05% of total average net assets in excess of $100 million. Investor Services Group has also been engaged as the transfer agent and fund accounting service provider for the Fund under the Investment Company Services Agreement.

THE SPORTS FUNDS TRUST
MOTORSPORTS ASSOCIATED GROWTH & INCOME FUND
Notes to Financial Statements
May 29, 1998

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1(the "Plan") under the Investment Company Act of 1940, as amended. The Plan permits the Fund to pay FPS Broker Services, Inc. (the "Distributor") from the assets of the Fund, a monthly administrative service fee which may not exceed an annual rate of 0.25% of the Fund's total average daily net assets. The Fund intends to operate the Plan in accordance with its terms and within NASD rules concerning sales charges.

3.   Deferred Organizational Costs

Pursuant to the Investment Company Commencement Agreement between Pegasus and Investor Services Group dated October 16, 1997, Investor Services Group assumed responsibility for all actions necessary to properly organize and register the Investment Company and was compensated in the amount of $65,000 for such services.

Such organizational costs have been capitalized by the Fund and are being amortized over 60 months upon commencement of the Fund's operations. In the event any of the initial shares are redeemed by the holder thereof during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption.

On April 3, 1998, the American Institute of Certified Public Accountants (AICPA) adopted Statement of Position (SOP) 98-5 "Reports on the Costs of Start-Up Activities". The SOP provides that organization costs associated with the formation of an investment company may only be capitalized if the organization costs are incurred prior to June 30, 1998 and the fund sells shares to independent third parties prior to June 30, 1998.

In the event shares of The Motorsports Associated Growth &
Income Fund have not been sold to independent third parties prior to June 30, 1998, the organization costs will be charged against net asset value of the Fund as an expense.


4.   Prepaid Assets
State registration fees in the amount of $21,810 have been capitalized by the Fund as prepaid expenses in the accompanying Statement of Assets and Liabilities and will be amortized over the remainder of the Fund's fiscal year upon commencement of the Fund's operations.

Report of Independent Accountants


May 29, 1998

To the Board of Trustees of
The Sports Funds Trust


In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of The Motorsports Associated Growth & Income Fund at May 29, 1998, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.



PRICE WATERHOUSE LLP

                        APPENDIX

Bond Ratings

Moody's Investors Service, Inc. ("Moody's") describes classifications of corporate bonds as follows:

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Bonds rated Aaa, Aa, A and Baa are considered investment grade bonds.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other market shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Rating Refinements: Moody's may apply numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate and municipal bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Corporation ("S&P") describes classification of corporate and municipal debt as follows:

AAA  Debt rated AAA has the highest rating assigned by S&P.
     Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

Bonds rated AAA, AA, A and BBB are considered investment grade bonds.

BB Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payment.

B Debt rated B has a greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

CCC  Debt rated CCC has a current identifiable vulnerability to
     default, and is dependent upon favorable      business,
     financial and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

C The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC - debt rating.

CI The rating CI is reserved for income bonds on which no interest is being paid.

D Debt rated D is in default. The D rating is assigned on the day an interest or principal payment is missed.

NR Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of obligation as a matter of policy.

                THE SPORTS FUNDS TRUST

                         Form N-1A

                Part C  -- Other Information

Part C.  Other Information

Item 24.   Financial Statements and Exhibits.

           (a)   Financial Statements.
                 Included in Part A: None
                 Included in Part B:

           (b)   Exhibits:

                 Exhibits filed pursuant to Form N-1A:

              (1) Trust Instrument --Incorporated by reference to Pre-Effective No. 2 to Registrant's
                     Registration Statement on Form N-1A filed March 23, 1998 ("Pre-Effective No. 2")filed as
                     Exhibit 99.1

              (2) By-Laws --Incorporated by reference to Pre-Effective No.2 filed as Exhibit 99.2

              (3)   Voting Trust Agreement -- None

              (4)   All Instruments Defining the Rights of Holders
                     None

              (5)    Investment Advisory Contracts --
                  A. Investment Advisory Agreement
                     Incorporated by reference to Pre-Effective No. 2 filed as Exhibit 99.A.5

               B.    Sub-Advisory Agreement Incorporated by
                     reference to Pre-Effective No.  2 filed
                     as Exhibit 99.B.5

              (6) Underwriting Agreement --Incorporated by reference to Pre-Effective No. 2 filed as
                     Exhibit 99.6

              (7)    Bonus, Profit Sharing, Pension or Other
                     Similar Contracts -- None

              (8)    Custodian Agreements -- Incorporated by
                     reference to Pre-Effective No.  2 filed as
                     Exhibit 99.8

              (9)    Investment Company Services Agreement --
                     Incorporated by reference to Pre-Effective No. 2 filed as Exhibit 99.9

            (10) Opinion and Consent of Counsel -- Filed herein as Exhibit 99.10

            (11) Consent of Independent Auditors -- Filed herein as Exhibit 99.11.

            (12)     Financial Statements Omitted from Item 23.--
                     None

            (13)     Agreements or Understandings Made in
                     Consideration for Providing the Initial Capital Filed herein as Exhibit 99.13.

            (14)     Model Plan -- None

            (15) Plan of Distribution pursuant to Rule 12b-1 -- Incorporated by reference to Pre-Effective No. 2 filed as Exhibit 99.15

            (16)     Schedule for Computation of Performance
                     Quotations -- None.

            (17)     Financial Data Schedule -- None.

            (18)     Trustees' Powers of Attorney -- Filed herein as
                     Exhibit 99.18.


Item 25.   Persons Controlled by or Under Common Control with
           Registrant.

                 None.

Item 26.   Number of Holders of Securities.

                 None.

Item 27.   Indemnification.

            Reference is made to Article X of the Registrant's
            Trust Instrument filed herewith.

     The Trust Instrument limits the liabilities of a Trustee to that of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and in the event a Trustee is sued for his or her activities concerning the Trust, the Trust will indemnify that Trustee to the fullest extent permitted by law, except if a Trustee engages in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Item 28
(a)  Business and Other Connections of Investment Advisor Pegasus
     Advisory Group, Inc.

     For information as to any other business, vocation or employment of a substantial nature in which each Trustee or officer of the Registrant's Investment Advisor is or has been engaged for his own account or in the capacity of Trustee, officer, employee, partner or trustee, reference is made to Form ADV for Pegasus Advisory Group, Inc.(File #801-55238) filed under the Investment Advisors Act of 1940 which is incorporated herein by reference.

Item 28
(b)  Business and Other Connections of Officers and
     Directors of Chartwell Investment Partners, the investment Sub-Advisor.

     Chartwell Investment Partners ("Chartwell") is an investment Advisor registered under the Investment Advisors Act of 1940, as amended (the "Advisors Act"). The list required by this Item 28 of officers and partners of Chartwell, together with any information as to any business profession, vocation or employment of substantial nature engaged in by such officers and partners during the past two years, is incorporated herein by reference to Schedules A and D of Form ADV filed by Chartwell pursuant to the Advisors Act (SEC File No. (801-54124).

Item 29.   Principal Underwriter.

a) FPS Broker Services, Inc. ("FPSB"), the principal underwriter for the Registrant's securities, currently acts as principal underwriter for the following entities:

          The Bjurman Funds
          Focus Trust, Inc.
          The Govett Funds, Inc.
          IAA Trust Growth Fund, Inc.
          IAA Trust Asset Allocation Fund, Inc.
          IAA Trust Tax Exempt Bond Fund, Inc.
          IAA Trust Taxable Fixed Income Series Fund, Inc.
          Matthews International Funds
          McM Funds
          Metropolitan West Funds
          Polynous Trust
          Smith Breeden Series Fund
          Smith Breeden Short Duration U.S. Government Fund
          Smith Breeden Trust
          The Sports Funds Trust
          Stratton Growth Fund, Inc.
          Stratton Monthly Dividend Shares, Inc.
          The Stratton Funds, Inc
          Trainer Wortham First Mutual Funds

     (b) The information required by this Item 29 with respect to each Director, Officer or Partner of FPSB is incorporated herein by reference to Form BD filed by FPSB with the Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934 (Sec File No. 8-41540)

     (c)  Not Applicable.

Item 30. Location of Accounts and Records.

     All records described in Section 31(a) of the 1940 Act and theRules 17 CFR 270.31a-1 to 31a-3 promulgated thereunder, aremaintained by the Trust's Investment Advisor, Pegasus Advisory Group, Inc., 5-H Oak Branch Drive, Greensboro, North Carolina, 27407, except for those maintained by the Fund's Custodian, The Bank of New York, 48 Wall Street, New York, New York 10172 and the Trust's Administrator, Transfer Agent and Fund Accounting Services Agent, First Data Investor Services Group, Inc. Services Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903.

Item 31.   Management Services.
There are no management-related service contracts not discussed in Part A or Part B.

Item 32.   Undertakings.
     (a) Registrant hereby undertakes to file a post-effective amendment within four to six months from the effective date of this Registration Statement under the Securities Act of 1933. Registrant understands that such post-effective amendment will contain reasonably current financial statements which need not be certified by independent public accountants.

     (b) Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any trustee or trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in accordance with the requirements of
          Section 16-c of the Investment Company Act relating to shareholder communications.

                         SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greensboro, and State of North Carolina on the 27th day of May, 1998.

                          The Sports Funds Trust
                                  Registrant


                     By   /s/ Jack Plymale*
                           Jack Plymale, President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


Signature                      Capacity                 Date



/s/ Jack Plymale*              Trustee             5/27/98
Jack Plymale

/s/ Ken Melton*                Trustee             5/27/98
Ken Melton

/s/ Dixon R. Johnston*         Trustee             5/27/98
Dixon R. Johnston

/s/ Charlie Criss*        Trustee             5/27/98
Charlie Criss

/s/ Jack Plymale*              President and Principal 5/27/98
Jack Plymale              Executive Officer


/s/ Jack Plymale*              Principal Financial and
Jack Plymale              and Accounting Officer   5/27/98


/s/William J. Baltrus                              5/27/98
* By William J. Baltrus, as
Attorney-in-fact and agent
pursuant to Power of Attorney

                 The Sports Funds Trust

             Index to Exhibits to Form N-1A

Exhibit No.

EX-99.10       Opinion and Consent of Counsel

EX-99.11       Consent of Independent Auditors

EX-99-13       Agreements or Understandings Made in
               Consideration for Providing the Initial Capital

EX-99.18       Power of Attorney for Trustees